DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Dreyfus Institutional Preferred Money Market Fund

Dreyfus Preferred Government Plus Money Market Fund

BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND

CITIZENSSELECT FUND

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

DREYFUS INSTITUTIONAL RESERVES FUNDS

Dreyfus Institutional Preferred Government Money Market Fund

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).